BOARD OF DIRECTORS - Shares held (Details) - Key Management Personnel of Entity or Parent - Ordinary shares	Dec. 31, 2024 shares
Shares Held [Line Items]
Shares held (in shares)	880,366
Dr. Richard Peters
Shares Held [Line Items]
Shares held (in shares)	62,875
Ms. Deborah Jorn
Shares Held [Line Items]
Shares held (in shares)	161,660
Mr. Leonard Kruimer
Shares Held [Line Items]
Shares held (in shares)	121,231
Dr. Mark Pykett
Shares Held [Line Items]
Shares held (in shares)	146,069
Mr. Steven Baert
Shares Held [Line Items]
Shares held (in shares)	121,231
Ms. Jabine van der Meijs
Shares Held [Line Items]
Shares held (in shares)	121,231
Ms. Barbara Yanni
Shares Held [Line Items]
Shares held (in shares)	146,069